EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	June 30, 2021	December 31, 2020
Automobile	$41,805	$41,805
Laboratory Equipment	101,656	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	85,389	85,389
Less: Accumulated Depreciation	(155,189)	(141,743)
Total Property and Equipment, net	$80,921	$89,247

At December 31, 2020 and December 31, 2019, property and equipment, net, is as follows:

	December 31, 2020	December 31, 2019
Automobile	$41,805	$41,805
Laboratory Equipment	96,536	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	85,389	85,389
Less: Accumulated Depreciation	(141,743)	(113,669)
Total Property and Equipment, net	$89,247	$117,321